Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, Plant and Equipment
13.  Property, Plant and Equipment

	Mineral- bearing land $m	Land and buildings $m	Plant and machinery $m	Assets in course of construction $m	Total $m
At 31 December 2021
Owned
Cost/deemed cost	4,890	5,865	19,754	977	31,486
Accumulated depreciation (and impairment charges)	(1,244)	(1,904)	(10,360)	(40)	(13,548)
Net carrying amount	3,646	3,961	9,394	937	17,938

At 1 January 2021, net carrying amount	3,698	4,081	9,416	572	17,767
Translation adjustment	(59)	(111)	(146)	(22)	(338)
Reclassifications	28	20	449	(501)	(4)
Transfer from leased assets (note 20)	-	-	10	-	10
Additions at cost	13	94	564	883	1,554
Additions to leased mineral reserves (note 19) (i)	10	-	-	-	10
Arising on acquisition (note 30)	81	86	346	8	521
Disposals at net carrying amount	(11)	(63)	(92)	(3)	(169)
Depreciation charge for year	(114)	(146)	(1,153)	-	(1,413)
At 31 December 2021, net carrying amount	3,646	3,961	9,394	937	17,938

		Land and buildings $m	Plant and machinery $m	Other $m
Leased right-of-use assets (ii)
At 31 December 2021, net carrying amount (note 20)		1,195	313	56	1,564
Total property, plant and equipment					19,502

The equivalent disclosure for the prior year is as follows:
	Mineral- bearing land $m	Land and buildings $m	Plant and machinery $m	Assets in course of construction $m	Total $m
At 31 December 2020
Owned
Cost/deemed cost	4,874	5,928	19,400	612	30,814
Accumulated depreciation (and impairment charges)	(1,176)	(1,847)	(9,984)	(40)	(13,047)
Net carrying amount	3,698	4,081	9,416	572	17,767

At 1 January 2020, net carrying amount	3,687	4,027	9,490	718	17,922
Translation adjustment	82	109	232	13	436
Reclassifications	52	76	440	(572)	(4)
Transfer from leased assets (note 20)	-	5	2	-	7
Additions at cost	28	42	512	414	996
Additions to leased mineral reserves (note 19) (i)	14	-	-	-	14
Arising on acquisition (note 30)	7	42	72	1	122
Disposals at net carrying amount	(8)	(57)	(60)	(2)	(127)
Depreciation charge for year	(108)	(155)	(1,082)	-	(1,345)
Impairment charge for year (iii)	(56)	(8)	(190)	-	(254)
At 31 December 2020, net carrying amount	3,698	4,081	9,416	572	17,767

		Land and buildings $m	Plant and machinery $m	Other $m
Leased right-of-use assets (ii)
At 31 December 2020, net carrying amount (note 20)		1,151	342	57	1,550
Total property, plant and equipment					19,317

	Mineral- bearing land $m	Land and buildings $m	Plant and machinery $m	Assets in course of construction $m	Total $m
Owned
At 1 January 2020
Cost/deemed cost	4,670	5,653	18,292	757	29,372
Accumulated depreciation (and impairment charges)	(983)	(1,626)	(8,802)	(39)	(11,450)
Net carrying amount	3,687	4,027	9,490	718	17,922

(i)	Additions relating to leased mineral reserves which fall outside the scope of IFRS 16.

(ii)	See note 20 for more detailed information on right-of-use assets and lease liabilities of the Group.

(iii)
No impairment charge was recognised in 2021 (2020
: $263
million including $9 million related to leased right-of-use assets (note 20); 2019:
$9 million). The charge in 2020 principally relates to the write-down of specific assets relating to our UK business within our Europe Materials segment following a strategic review of its operational footprint, together with impairments booked in respect of two CGUs in the same segment. An extended period of lower than anticipated demand and reduced price growth resulting from the combined economic impacts of Brexit and
COVID-19
were the primary drivers of the impairment charge. The recoverable amount of these assets is their value-in-use
of $185 million and is calculated using real
pre-tax
discount rates ranging from 7.3% to 7.7%.

Future purchase commitments for property, plant and equipment	2021 $m	2020 $m
Contracted for but not provided in the financial statements	628	423
Authorised by the Directors but not contracted for	417	307